Finance Items (Tables)	12 Months Ended
Mar. 31, 2024
Finance Items [Abstract]
Schedule of Finance Items	Finance items consist of:
	Years ended March 31,
Finance income	2024	2023
Interest income	$6,247	$4,578
Dividend income	-	76
Interest income	$6,247	$4,654
	Years ended March 31,
Finance costs	2024	2023
Interest on lease obligation	$22	$43
Impairment charges for expected credit loss against bond investments	-	2,883
Loss on disposal of bonds	-	93
Unwinding of discount of environmental rehabilitation provision (Note 16)	191	239
	$213	$3,258